Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
HARTFORD BALANCED HLS FUND (Prospectus Summary) | HARTFORD BALANCED HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
HARTFORD BALANCED HLS FUND (Prospectus Summary) | HARTFORD BALANCED HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX
HARTFORD BALANCED HLS FUND (Prospectus Summary) | HARTFORD BALANCED HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICBX
HARTFORD CAPITAL APPRECIATION HLS FUND (Prospectus Summary) | HARTFORD CAPITAL APPRECIATION HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIACX
HARTFORD CAPITAL APPRECIATION HLS FUND (Prospectus Summary) | HARTFORD CAPITAL APPRECIATION HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBCX
HARTFORD CAPITAL APPRECIATION HLS FUND (Prospectus Summary) | HARTFORD CAPITAL APPRECIATION HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCPCX
HARTFORD DISCIPLINED EQUITY HLS FUND (Prospectus Summary) | HARTFORD DISCIPLINED EQUITY HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAGX
HARTFORD DISCIPLINED EQUITY HLS FUND (Prospectus Summary) | HARTFORD DISCIPLINED EQUITY HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGIX
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIADX
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGBX
HARTFORD DIVIDEND & GROWTH HLS FUND (Prospectus Summary) | HARTFORD DIVIDEND & GROWTH HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDICX
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary) | HARTFORD GLOBAL GROWTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIALX
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary) | HARTFORD GLOBAL GROWTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGLX
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary) | HARTFORD GLOBAL GROWTH HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCGLX
HARTFORD HEALTHCARE HLS FUND (Prospectus Summary) | HARTFORD HEALTHCARE HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD HEALTHCARE HLS FUND (Prospectus Summary) | HARTFORD HEALTHCARE HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX
HARTFORD HIGH YIELD HLS FUND (Prospectus Summary) | HARTFORD HIGH YIELD HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAYX
HARTFORD HIGH YIELD HLS FUND (Prospectus Summary) | HARTFORD HIGH YIELD HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBHYX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBIOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCIOX
HARTFORD MIDCAP HLS FUND (Prospectus Summary) | HARTFORD MIDCAP HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMCX
HARTFORD MIDCAP HLS FUND (Prospectus Summary) | HARTFORD MIDCAP HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMCX
HARTFORD MIDCAP HLS FUND (Prospectus Summary) | HARTFORD MIDCAP HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCMCX
HARTFORD MIDCAP VALUE HLS FUND (Prospectus Summary) | HARTFORD MIDCAP VALUE HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVIX
HARTFORD MIDCAP VALUE HLS FUND (Prospectus Summary) | HARTFORD MIDCAP VALUE HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMVX
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIASX
HARTFORD SMALL COMPANY HLS FUND (Prospectus Summary) | HARTFORD SMALL COMPANY HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDMBX
HARTFORD STOCK HLS FUND (Prospectus Summary) | HARTFORD STOCK HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTAX
HARTFORD STOCK HLS FUND (Prospectus Summary) | HARTFORD STOCK HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBSX
HARTFORD STOCK HLS FUND (Prospectus Summary) | HARTFORD STOCK HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTCX
HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary) | HARTFORD TOTAL RETURN BOND HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIABX
HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary) | HARTFORD TOTAL RETURN BOND HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBNBX
HARTFORD ULTRASHORT BOND HLS FUND (Prospectus Summary) | HARTFORD ULTRASHORT BOND HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBAX
HARTFORD ULTRASHORT BOND HLS FUND (Prospectus Summary) | HARTFORD ULTRASHORT BOND HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBBX
HARTFORD VALUE HLS FUND (Prospectus Summary) | HARTFORD VALUE HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAVX
HARTFORD VALUE HLS FUND (Prospectus Summary) | HARTFORD VALUE HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBVLX